Cash and Cash Equivalents:	9 Months Ended
Sep. 30, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents:

Note 3. Cash and Cash Equivalents:

Cash and Cash Equivalents

	September 30,	December 31,
	2022	2021
Bank deposits	$1,124,891	$1,846,842
Short term investments	43,769,959	47,270,788
Total	$44,894,850	$49,117,630

Short term investments include money market funds and U.S. treasury bills which mature in three months or less.